Provision for Income Taxes (Details) - Schedule of deferred tax assets and liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Provisions for employee rights and other temporary differences	$ 88	$ 234	$ 260
Provisions for bad debt	711	753	696
Net operating loss carry forward	24,599	21,839	12,034
Valuation allowance	(21,383)	(19,165)	(11,226)
Deferred tax assets, net of valuation allowance	4,015	3,661	1,764
Recognition of intangible assets arising from business combinations	(129,565)	(89,597)	(3,952)
Deferred tax assets (liabilities), net	$ (125,550)	$ (85,936)	$ (2,188)